Employee future benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Employee future benefits	Employee future benefits:

	December 31, 2019	December 31, 2018
Net defined benefit pension plan liability	$4,308	$4,215
Net other post-retirement benefit plan liability	88	84
Employee future benefits	$4,396	$4,299
The Corporation maintains a defined benefit pension plan covering existing and former employees in the United States. The benefits under the pension plan are based on years of service and salary levels accrued as of December 31, 2009. In 2009, amendments were made to the defined benefit pension plan to freeze benefits accruing to employees at their respective years of service and salary levels obtained as of December 31, 2009. Certain employees in the United States are also eligible for post-retirement healthcare, life insurance, and other benefits.
The Corporation accrues the present value of its obligations under employee future benefit plans and related costs, net of the present value of plan assets.
The measurement date used to determine pension and other post-retirement benefit obligations and expense is December 31 of each year. The most recent actuarial valuation of the employee future benefit plans for funding purposes was as of January 1, 2019. The next actuarial valuation of the employee future benefit plans for funding purposes is expected to be performed as of January 1, 2020.
The Corporation expects contributions of approximately $600,000 to be paid to its defined benefit plans in 2020.
The following tables reconcile the opening balances to the closing balances for the net defined benefit liability and its components for the two plans. The expense recognized in profit or loss is recorded in finance income (loss) and other.

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2019	2018	2019	2018	2019	2018
Balance at January 1	$16,255	$17,603	$(12,040)	$(12,809)	$4,215	$4,794
Included in profit or loss
Current service cost	37	57	—	—	37	57
Interest cost (income)	661	621	(493)	(455)	168	166
Benefits payable	—	—	—	—	—	—
	698	678	(493)	(455)	205	223
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(236)	(49)	—	—	(236)	(49)
Financial assumptions	2,343	(1,331)	—	—	2,343	(1,331)
Experience adjustment	(131)	(2)	—	—	(131)	(2)
Return on plan assets excluding interest	—	—	(1,593)	1,075	(1,593)	1,075
income
Plan expenses	(35)	(35)	35	35	—	—
	1,941	(1,417)	(1,558)	1,110	383	(307)
Other
Contributions paid by the employer	—	—	(495)	(495)	(495)	(495)
Benefits paid	(622)	(609)	622	609	—	—
	(622)	(609)	127	114	(495)	(495)
Balance at December 31	$18,272	$16,255	$(13,964)	$(12,040)	$4,308	$4,215
18.  Employee future benefits (cont'd):

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2019	2018	2019	2018	2019	2018
Balance at January 1	$84	$120	$—	$—	$84	$120
Included in profit or loss
Interest cost (income)	3	3	—	—	3	3
	3	3	—	—	3	3
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	7	(5)	—	—	7	(5)
Experience adjustment	10	7	—	—	10	7
	17	2	—	—	17	2
Other
Contributions paid by the employer	—	—	(16)	(41)	(16)	(41)
Benefits paid	(16)	(41)	16	41	—	—
	(16)	(41)	—	—	(16)	(41)
Balance at December 31	$88	$84	$—	$—	$88	$84

Included in other comprehensive income (loss)	December 31, 2019	December 31, 2018
Defined benefit pension plan actuarial gain (loss)	$(383)	$307
Other post-retirement benefit plan actuarial gain (loss)	(17)	(2)
	$(400)	$305
Pension plan assets comprise:

	2019	2018
Cash and cash equivalents	2%	3%
Equity securities	61%	59%
Debt securities	37%	38%
Total	100%	100%
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2019		2018
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	3.16%	2.84%	4.16%	3.96%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2019			2018
	Pension plan	Other benefit plan	Pension plan		Other benefit plan
Discount rate	4.16%	2.84%	3.60%	3.96	3.96%
Rate of compensation increase	n/a	n/a	n/a		n/a
18.  Employee future benefits (cont'd):
The assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31 were as follows:

	2019	2018
Initial medical/dental health care cost trend rate	n/a	n/a
Cost trend rate declines to medical and dental	n/a	n/a
Year that the medical rate reaches the rate it is assumed to remain at	2024	2023
Year that the dental rate reaches the rate it is assumed to remain at	2019	2018
A one-percentage-point change in assumed health care cost trend rates would not have a material impact on the Corporation’s financial statements.